Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rates	13.80%
Increase in discount rate	15.20%
Intangible assets	$ 95,568	$ 108,116	$ 101,168
Percentage of rise in increase in discount rate	1.40%
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated recoverable amount	$ 2,500,000	$ 4,300,000
Percentage of growth rate	4.50%	3.00%
Discount rates	13.80%	13.50%
Intangible assets	$ 20,380	$ 20,380	$ 20,380
Capitalised development expenditure [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	10,800	$ 23,600
Amortization expense	2,500
Capitalised development expenditure [member] | Covid 19 [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss	$ 1,000